Property and Equipment - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Cash paid for the acquisition of property and equipment	$ 305	$ 46	$ 195
Property and equipment	569	$ 515	$ 551
Office Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment	$ 36